EQUITY ACCOUNTED INVESTMENTS - Key Valuation Metrics (Details) - Investments accounted for using equity method - Discounted cash flow	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Core Office
Investments
Discount rate (percent)	6.40%	6.00%
Terminal capitalization rate (percent)	4.90%	4.70%
Investment horizon (yrs.)	11 years	11 years
Core Retail
Investments
Discount rate (percent)	6.60%	6.30%
Terminal capitalization rate (percent)	4.90%	4.90%
Investment horizon (yrs.)	10 years	10 years
LP Investments
Investments
Discount rate (percent)	7.80%	6.90%
Terminal capitalization rate (percent)	5.50%	5.60%
Investment horizon (yrs.)	10 years	10 years